UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL                                 60069

            (Address of principal executive offices)                 (Zip code)

Jim M. Flynn 4 Overlook Point Lincolnshire, IL   60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2014

Date of reporting period:   September 30, 2014

Item 1. Schedule of Investments.

Hewitt Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $830,048,094 and 2.20% respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

Schedule of Investments September 30, 2014 (Unaudited)	Hewitt Money Market Fund of Hewitt Series Trust (Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$830,048,094
Total Investments (Cost – $830,048,094) – 100.0%	830,048,094
Liabilities in Excess of Other Assets – (0.0)%	1,793,107

Net Assets – 100.0%	$831,841,201

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Portfolio was $830,048,094 and 2.20%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

SEPTEMBER 30, 2014 1
BLACKROCK FUNDS III

Schedule of Investments September 30, 2014 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)
Australia & New Zealand Banking Group Ltd., 0.22%, 2/25/15 (b)	$137,000	$137,000,000
Bank of America N.A.:
0.25%, 12/15/14	200,000	200,000,000
0.25%, 3/02/15	200,000	200,000,000
Bank of Montreal, Chicago:
0.05%, 10/02/14	245,000	245,000,000
0.22%, 10/09/14(b)	100,000	100,000,000
0.20%, 12/08/14(b)	75,000	75,000,000
0.20%, 12/15/14(b)	150,000	150,000,000
0.23%, 1/08/15(b)	177,000	177,010,145
0.22%, 2/20/15(b)	110,000	110,000,000
0.23%, 6/03/15(b)	105,000	105,002,113
0.24%, 7/06/15(b)	100,000	100,004,266
0.24%, 8/07/15(b)	75,000	75,000,000
Bank of Nova Scotia, Houston (b):
0.40%, 11/10/14	142,700	142,724,770
0.26%, 11/25/14	75,000	74,999,969
0.26%, 12/05/14	175,000	175,000,000
0.23%, 4/08/15	150,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.10%, 10/02/14	555,000	555,000,000
0.08%, 10/07/14	150,000	150,000,000
BNP Paribas SA, New York:
0.07%, 10/01/14	165,000	165,000,000
0.06%, 10/02/14	120,000	120,000,000
0.29%, 10/10/14	200,000	200,000,000
0.29%, 1/15/15	200,000	200,000,000
0.29%, 1/26/15	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 2/09/15	71,000	70,999,973
0.30%, 3/02/15 (b)	553,015	553,015,000
0.22%, 5/20/15 (b)	55,000	55,000,000
0.22%, 6/17/15 (b)	75,000	75,000,000
0.24%, 8/21/15 (b)	48,685	48,682,839
Credit Industriel et Commercial, New York:
0.32%, 10/14/14	152,250	152,250,000
0.32%, 11/03/14	100,000	100,000,000
0.32%, 11/17/14	72,000	72,000,000
0.30%, 1/15/15	225,000	225,000,000

Deutsche Bank AG, New York, 0.27%, 10/24/14 (b)	180,000	180,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.25%, 10/08/14	100,000	100,000,000
0.25%, 1/07/15	100,000	100,000,000
0.25%, 1/08/15	100,000	100,000,000

Certificates of Deposit	Par (000)	Value

Yankee (continued)
Mitsubishi UFJ Trust & Banking Corp., New York (concluded):
0.26%, 3/10/15	$500,000	$500,000,000
Mizuho Bank Ltd., New York:
0.25%, 10/14/14	300,000	300,000,000
0.25%, 10/15/14	95,300	95,300,000
0.25%, 10/21/14	250,000	250,000,000
0.25%, 10/24/14	100,000	99,999,999
0.25%, 11/06/14	150,000	150,000,000
0.25%, 2/27/15	100,000	100,000,000
National Australia Bank Ltd., London, 0.22%, 10/23/14 (b)	340,000	340,000,003
National Bank of Canada, New York (b):
0.31%, 12/09/14	244,900	244,900,000
0.23%, 3/20/15	218,500	218,500,000
0.27%, 6/24/15	265,000	265,000,000
Natixis, NY, 0.26%, 11/03/14	304,500	304,500,000
Nordea Bank Finland PLC, New York:
0.21%, 10/10/14	100,000	99,999,875
0.24%, 2/17/15	150,000	150,000,000
Oversea-chinese Banking Corp. Ltd., New York, 0.25%, 11/07/14	100,000	100,000,000
Rabobank Nederland NV, New York (b):
0.24%, 11/14/14	60,500	60,500,000
0.29%, 3/17/15	511,000	511,000,000
0.29%, 6/12/15	279,000	279,000,000
Royal Bank of Canada, New York (b):
0.25%, 10/31/14	150,000	150,000,000
0.25%, 1/15/15	75,000	75,000,000
0.25%, 1/21/15	82,500	82,500,000
0.23%, 3/13/15	300,000	300,000,000
0.25%, 3/23/15	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.08%, 10/07/14	665,000	665,000,000
0.25%, 12/09/14	200,000	200,000,000
0.27%, 1/16/15	78,000	77,995,365
0.25%, 2/25/15	175,000	175,000,000
0.25%, 3/05/15	400,000	400,000,000
Sumitomo Mitsui Trust Bank Ltd.:
0.25%, 1/05/15	200,000	200,000,000
0.26%, 2/06/15	250,000	250,000,000
0.26%, 2/20/15	200,000	200,000,000
Toronto-Dominion Bank, New York:
0.24%, 10/03/14	150,000	150,000,000
0.25%, 10/10/14	100,000	100,000,000
0.25%, 11/06/14	133,000	133,000,000
0.23%, 1/26/15	200,000	200,000,000
0.24%, 4/22/15	185,000	185,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (concluded)
UBS AG, Stamford, 0.25%, 3/05/15 (b)	$358,000	$358,000,000
Wells Fargo Bank NA (b):
0.23%, 12/04/14	150,000	150,000,000
0.25%, 2/12/15	100,000	100,000,000
0.25%, 2/17/15	150,000	150,000,000
0.24%, 7/09/15	134,000	134,000,000
0.26%, 9/08/15	150,000	150,000,000
Total Certificates of Deposit — 38.4%		14,492,884,317

Commercial Paper
ABN Amro Funding USA, 0.27%, 10/17/14 (c)	232,400	232,372,112
Alpine Securitization Corp., 0.26%, 12/04/14 (c)	100,000	99,953,778
ANZ New Zealand International Ltd. (b):
0.24%, 12/04/14	125,000	125,003,324
0.24%, 4/28/15	100,000	100,000,000
0.25%, 5/08/15	75,000	75,000,000
0.24%, 5/12/15 (d)	75,000	75,000,000
Atlantic Asset Securitization LLC, 0.20%, 12/22/14 (c)	98,100	98,055,310
Australia & New Zealand Banking Group Ltd., 0.23%, 3/05/15 (b)	91,000	91,000,000
Bank of Nova Scotia (The), 0.25%, 3/24/15 (c)	150,000	149,818,750
Barclays Bank PLC (c):
0.23%, 10/01/14	50,000	50,000,000
0.25%, 10/03/14	99,000	98,998,625
Bedford Row Funding Corp.:
0.30%, 2/12/15 (c)	85,000	84,905,083
0.26%, 3/12/15 (b)	62,500	62,500,000
BNP Paribas Finance, Inc. (c):
0.25%, 11/03/14	128,500	128,470,552
0.26%, 1/05/15	150,000	149,896,000
BNP Paribas Finance, Inc., 0.26%, 1/05/15 (c)
Charta LLC (c):
0.24%, 1/05/15	100,000	99,936,000
0.25%, 2/04/15	50,000	49,956,250
Ciesco LLC, 0.25%, 2/04/15 (c)	100,000	99,912,500
Collateralized Commercial Paper Co. LLC (c):
0.25%, 12/15/14	135,000	134,929,687
0.30%, 1/15/15	200,000	199,823,333
0.27%, 2/02/15	150,000	149,860,500
0.29%, 2/20/15	100,000	99,885,611
0.39%, 5/21/15	113,410	113,124,963
0.38%, 6/22/15	100,000	99,721,333

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia (b):
0.24%, 11/14/14	$65,000	$65,000,000
0.22%, 3/19/15 (d)	180,000	179,991,856
0.24%, 3/30/15 (d)	150,000	150,000,000
0.23%, 5/18/15	143,000	143,012,691
0.23%, 6/15/15 (d)	210,000	210,000,000
0.24%, 7/20/15	110,000	109,996,243
0.23%, 7/23/15 (d)	100,000	99,995,903
CRC Funding LLC, 0.25%, 2/04/15 (c)	100,000	99,912,500
Credit Suisse, New York (c):
0.29%, 10/03/14	100,000	99,998,389
0.26%, 10/21/14	175,000	174,974,722
0.29%, 11/17/14	250,000	249,905,347
DBS Bank, Ltd., 0.23%, 3/25/15 (c)	81,700	81,608,655
DNB Bank ASA (c):
0.24%, 10/06/14	100,000	99,996,736
0.19%, 1/26/15	53,900	53,866,717
0.23%, 3/03/15	150,000	149,853,375
0.22%, 4/01/15	150,000	149,829,375
Fortis Funding LLC (c):
0.07%, 10/01/14	165,000	165,000,000
0.06%, 10/02/14	120,000	119,999,800
Gemini Securitization Corp. (c):
0.33%, 10/01/14	175,000	175,000,000
0.25%, 10/02/14	100,000	99,999,306
0.31%, 10/27/14	150,000	149,966,417
HSBC Bank PLC (b):
0.24%, 10/22/14 (d)	75,000	75,000,000
0.24%, 11/19/14	242,500	242,500,000
0.23%, 5/07/15	135,000	135,000,000
0.23%, 5/08/15	66,500	66,500,000
0.23%, 7/06/15	175,000	175,000,000
ING (US) Funding LLC (c):
0.23%, 10/02/14	190,000	189,998,786
0.24%, 11/10/14	150,000	149,960,000
0.23%, 11/20/14	150,000	149,952,083
0.23%, 12/04/14	125,000	124,948,889
0.23%, 12/12/14	100,000	99,954,000
0.23%, 1/09/15	200,000	199,872,222
Kells Funding LLC (b):
0.20%, 12/12/14 (d)	75,000	74,998,452
0.24%, 1/07/15 (d)	175,000	174,999,165
0.25%, 1/15/15 (d)	100,000	100,000,000
0.24%, 1/27/15 (d)	100,000	99,998,305
0.24%, 3/25/15	100,000	100,000,000
0.24%, 3/27/15 (d)	78,000	78,000,000
0.24%, 4/10/15 (d)	100,000	100,000,000
0.24%, 4/23/15 (d)	165,000	165,000,000
LMA SA LMA AMERICAS (c)(d):
0.23%, 10/27/14	100,000	99,983,389
0.24%, 11/14/14	100,000	99,970,667

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	2

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Matchpoint Master Trust, 0.26%, 11/21/14 (c)	$70,000	$69,974,217
Mont Blanc Capital Corp., 0.22%, 1/08/15 (c)	46,600	46,571,807
National Australia Funding Delaware, Inc. (b)(d):
0.23%, 8/11/15	150,000	150,000,000
0.23%, 8/18/15	150,000	149,987,746
Nederlandse Waterschapsbank NV (b):
0.23%, 10/29/14	50,000	50,000,023
0.23%, 10/31/14	125,000	125,000,000
Nordea Bank AB (c):
0.22%, 10/24/14	100,000	99,985,625
0.22%, 10/29/14	47,500	47,491,872
0.22%, 4/02/15	75,000	74,914,219
Old Line Funding LLC (c):
0.22%, 10/15/14	46,000	45,996,064
0.22%, 3/06/15	50,000	49,952,333
Prudential Financial, Inc., 0.05%, 10/01/14 (c)	40,000	40,000,000
Rabobank USA Financial Corp., 0.21%, 11/12/14 (c)	4,000	3,999,020
Salisbury Receivables Co., 0.28%, 3/06/15 (c)	68,000	67,917,493
Skandinaviska Enskilda Banken AB (c):
0.24%, 11/05/14	100,000	99,976,180
0.24%, 12/10/14	100,000	99,954,306
0.25%, 2/12/15	150,000	149,860,417
0.25%, 2/13/15	150,000	149,859,375
Sumitomo Mitsui Trust Bank Ltd., 0.25%, 10/31/14 (c)(d)	100,000	99,979,167
Svenska Handelsbanken, Inc., New York(c):
0.22%, 10/01/14	47,000	47,000,000
0.22%, 4/01/15	100,000	99,886,250
Toyota Credit Canada Inc. (c):
0.30%, 5/06/15	50,000	49,909,583
0.30%, 5/07/15	50,000	49,909,167
Toyota Motor Credit Corp., 0.23%, 3/09/15 (c)	150,000	149,847,624
Versailles Commercial Paper LLC, 0.23%, 1/05/15 (c)	100,000	99,938,667
Westpac Banking Corp., New York (b)(d):
0.22%, 3/13/15	60,000	59,997,569
0.23%, 4/09/15	160,000	160,000,000
0.24%, 4/23/15	300,000	300,000,000
0.23%, 7/30/15	150,000	150,000,000
Westpac Securities NZ Ltd., London (b):
0.25%, 1/29/15	100,000	100,000,000

Commercial Paper	Par (000)	Value
Westpac Securities NZ Ltd., London (b) (concluded):
0.26%, 8/13/15 (d)	$175,000	$175,000,000
Total Commercial Paper — 29.8%		11,260,576,425

Corporate Notes
Bank of Nova Scotia, 3.40%, 1/22/15	75,750	76,459,644
National Australia Bank Ltd., 3.75%, 3/02/15 (d)	22,982	23,309,979
Svenska Handelsbanken AB, 0.28%, 3/13/15 (b)(d)	295,800	295,800,000
Toyota Motor Credit Corp., Medium Term Note, 1.25%, 11/17/14	68,800	68,885,451
Wells Fargo Bank NA, 0.51%, 7/20/15 (b)	49,000	49,105,778
Total Corporate Notes — 1.3%		513,560,852

Time Deposits — 0.8%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.01%, 10/01/14	300,000	300,000,000

U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank (b):
0.13%, 7/17/15 – 10/03/16	174,500	174,462,770
0.16%, 8/01/16	75,000	74,986,084
0.17%, 2/05/16	100,000	99,986,353
0.19%, 2/16/16 – 3/24/17	245,800	245,791,519
0.20%, 2/24/16 – 3/30/16	167,550	167,609,017
0.25%, 11/21/16	32,000	32,059,126
Federal Home Loan Bank:
0.07%, 10/15/14 (c)	239,000	238,993,494
0.12%, 6/05/15 (b)	100,000	100,000,000
0.14%, 9/08/15 (b)	100,000	99,985,780
0.15%, 9/17/15 (b)	100,000	99,985,057

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes, 0.15%, 5/20/16 – 5/27/16 (b)	$125,000	$124,968,658
Total U.S. Government Sponsored Agency Obligations — 3.9%		1,458,827,858

Repurchase Agreements
BNP Paribas Securities Corp., 0.13%, 10/01/14 (Purchased on 3/25/13 to be repurchased at $131,062,145, collateralized by various Corporate Debt Obligations, 0.15% to 8.75%, due 11/20/14 to 9/25/47, original par and fair value of $1,778,440,198 and $152,873,252, respectively)	130,800	130,800,000
Total Value of BNP Paribas Securities Corp. (collateral value of $152,873,252)		130,800,000
Citigroup Global Markets, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $78,000,000, collateralized by various U.S. Treasury Obligations, 0.50% to 2.13%, due 4/15/15 to 6/30/21, original par and fair value of $77,399,712 and $79,560,030, respectively) (e)	78,000	78,000,000
Citigroup Global Markets, Inc., 0.08%, 10/01/14 (Purchased on 9/29/14 to be repurchased at $100,000,444, collateralized by various U.S. Treasury Obligations, 0.50% to 0.88%, due 10/15/14 to 9/15/16, original par and fair value of $101,639,500 and $102,000,091, respectively)	100,000	100,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $181,560,121)		178,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.10%, 10/01/14 (Purchased on 9/03/14 to be repurchased at $14,001,089, collateralized by various Corporate Debt Obligations, 0.00% to 3.24%, due 4/16/26 to 3/15/47, original par and fair value of $158,265,000 and $17,500,173, respectively)	$14,000	$14,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 10/01/14 (Purchased on 9/18/14 to be repurchased at $384,907,811, collateralized by various Corporate Debt Obligations, 0.00% to 6.38%, due 11/26/18 to 12/25/65, original par and fair value of $1,074,202,612 and $481,077,066, respectively)	384,855	384,855,000
Credit Suisse Securities (USA) LLC, 0.48%, 11/04/14 (Purchased on 3/25/13 to be repurchased at $151,178,000, collateralized by various U.S. Government Sponsored Agency Obligations, 2.75% to 7.50%, due 11/25/26 to 10/16/54, original par and fair value of $1,653,309,241 and $160,500,156, respectively) (f)	150,000	150,000,000
Credit Suisse Securities (USA) LLC, 0.48%, 11/04/14 (Purchased on 3/25/13 to be repurchased at $251,963,333, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 51.42%, due 10/25/18 to 10/25/44, original par and fair value of $805,528,242 and $267,502,813, respectively) (f)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.38%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $154,711,431, collateralized by a Corporate Debt Obligation, 5.00%, due 3/25/54, original par and fair value of $77,580,000 and $193,375,443, respectively)	154,700	154,700,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	4

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,119,955,651)		$953,555,000
Deutsche Bank Securities, Inc., 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $78,000,000, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 1.50%, due 12/31/18 to 8/15/39, original par and fair value of $115,663,704 and $79,560,004, respectively) (e)	$78,000	78,000,000
Deutsche Bank Securities, Inc., 0.36%, 10/07/14 (Purchased on 7/01/14 to be repurchased at $253,247,940, collateralized by various Corporate Debt Obligations, 0.00% to 11.25%, due 10/01/14 to 5/15/68, original par and fair value of $334,872,992 and $303,249,860, respectively) (f)	253,000	253,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $382,809,864)		331,000,000
Federal Reserve Bank of New York, 0.00%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $4,000,000,000, collateralized by various U.S. Treasury Obligations, 2.00% to 3.88%, due 11/15/21 to 8/15/40, orginal par and fair value of $3,505,971,635 and $4,000,000,001, respectively)	4,000,000	4,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $4,000,000,001)		4,000,000,000
Goldman Sachs & Co., 0.13%, 10/02/14 (Purchased on 9/25/14 to be repurchased at $530,013,397, collateralized by various U.S. Government Debt Obligations, 0.00% to 17.15%, due 11/25/24 to 10/15/49, orginal par and fair value of $16,199,800,564 and $569,121,781, respectively)	530,000	530,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.10%, 10/07/14 (Purchased on 9/30/14 to be repurchased at $280,005,444, collateralized by various U.S. Government Debt Obligations, 1.92% to 6.45%, due 3/15/37 to 9/15/44, original par and fair value of $2,950,261,763 and $299,600,000, respectively)	$280,000	$280,000,000
Total Value of Goldman Sachs & Co. (collateral value of $868,721,781)		810,000,000
HSBC Securities (USA) Inc., 0.15%, 10/01/14 (Purchased on 8/01/14 to be repurchased at $35,008,896, collateralized by various Corporate Debt Obligations, 4.88% to 7.88%, due 5/15/19 to 3/15/23, par and fair value of $36,917,000 and $36,753,730, respectively)	35,000	35,000,000
HSBC Securities (USA) Inc., 0.15%, 10/01/14 (Purchased on 1/08/14 to be repurchased at $15,016,625, collateralized by a Corporate Debt Obligation, 5.75%, due 3/15/23, original par and fair value of $15,630,000 and $15,753,086, respectively)	15,000	15,000,000
HSBC Securities (USA) Inc., 0.23%, 10/01/14 (Purchased on 3/11/14 to be repurchased at $210,273,700, collateralized by various Corporate Debt Obligations, 0.00% to 10.35%, due 11/01/14 to 8/15/37, original par and fair value of $203,603,000 and $217,839,942, respectively)	210,000	210,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $270,346,758)		260,000,000
J.P. Morgan Securities LLC, 0.38%, 10/01/14 (Purchased on 3/25/13 to be repurchased at $60,351,500, collateralized by various Corporate Debt Obligations, 0.26% to 8.45%, due 6/20/31 to 7/25/37, original par and fair value of $360,809,554 and $75,000,483, respectively)	60,000	60,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.43%, 11/04/14 (Purchased on 6/12/14 to be repurchased at $150,259,792, collateralized by various Corporate Debt Obligations, 0.00% to 7.45%, due 5/25/19 to 9/15/47, original par and fair value of $896,906,016 and $160,502,460, respectively) (f)	$150,000	$150,000,000
J.P. Morgan Securities LLC, 0.48%, 12/30/14 (Purchased on 5/23/14 to be repurchased at $200,589,333, collateralized by various Corporate Debt Obligations, 0.00% to 8.20%, due 1/12/15 to 6/15/44, original par and fair value of $201,271,487 and $210,003,431, respectively) (f)	200,000	200,000,000
J.P. Morgan Securities LLC, 0.52%, 11/04/14 (Purchased on 9/22/14 to be repurchased at $150,093,167, collateralized by various Corporate Debt Obligations, 0.26% to 7.50%, due 7/25/27 to 9/25/37, orginal par and fair value of $498,773,617 and $187,501,961, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.61%, 12/30/14 (Purchased on 9/22/14 to be repurchased at $150,022,875, collateralized by various Corporate Debt Obligations, 0.29% to 7.62%, due 4/19/26 to 9/25/46, original par and fair value of $349,621,558 and $187,501,775, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.53%, 11/18/14 (Purchased on 8/18/14 to be repurchased at $118,159,824, collateralized by various Corporate Debt Obligations, 0.00% to 4.57%, due 11/18/14 to 6/01/43, par and fair value of $210,452,879 and $147,501,703, respectively)	118,000	118,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $893,011,330)		828,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.03%, 10/01/14 (Purchased on 9/26/14 to be repurchased at $50,000,208, collateralized by various U.S. Treasury Obligations, 0.00% to 6.25%, due 11/30/14 to 5/15/30, original par and fair value of $48,910,477 and $51,000,000, respectively)	$50,000	$50,000,000
Morgan Stanley & Co. LLC, 0.04%, 10/06/14 (Purchased on 9/29/14 to be repurchased at $1,200,009,333, collateralized by various U.S. Government Agency Debt Obligations, 0.00% to 11.00%, due 10/14/14 to 9/15/44, original par and fair value of $1,662,489,670 and $1,224,000,000, respectively)	1,200,000	1,200,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $1,275,000,000)		1,250,000,000
RBC Capital Markets LLC, 0.10%, 10/01/14 (Purchased on 9/30/14 to be repurchased at $220,000,611, collateralized by various Corporate Debt Obligations, 0.00% to 11.00%, due 3/15/15 to 3/15/45, original par and fair value of $270,041,942 and $231,000,001, respectively)	220,000	220,000,000
RBC Capital Markets LLC, 0.11%, 10/01/14 (Purchased on 3/28/14 to be repurchased at $72,041,140, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.75%, due 11/20/14 to 3/28/33, original par and fair value of $73,225,685 and $73,440,853, respectively)	72,000	72,000,000
RBC Capital Markets LLC, 0.11%, 10/01/14(Purchased on 6/12/14 to be repurchased at $51,017,298, collateralized by various Corporate Debt Obligations, 0.00% to 10.75%, due 3/08/16 to 8/1/69, original par and fair value of $48,985,127 and $53,550,000, respectively)	51,000	51,000,000

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	6

Schedule of Investments (continued)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Total Value of RBC Capital Markets LLC (collateral value of $357,990,854)		$343,000,000
SG Americas Securities LLC, 0.27%, 10/01/14 (Purchased on 12/17/13 to be repurchased at $50,108,000, collateralized by various Corporate Debt Obligations, 2.10% to 9.80%, due 12/15/14 to 6/15/42, original par and fair value of $44,593,597 and $54,903,282, respectively)	$50,000	50,000,000
Total Value of SG Americas Securities LLC (collateral value of $54,903,282)		50,000,000
Wells Fargo Securities, LLC, 0.23%, 10/01/14 (Purchased on 8/05/14 to be repurchased at $320,116,533, collateralized by various Corporate Debt Obligations, 0.47% to 9.88%, due 10/01/14 to 12/31/49, original par and fair value of $391,098,155 and $361,665,931, respectively)	320,000	320,000,000
Wells Fargo Securities, LLC, 0.46%, 10/15/14 (Purchased on 7/15/14 to be repurchased at $93,124,344, collateralized by various Corporate Debt Obligations, 1.30% to 10.50%, due 7/27/15 to 11/15/67, original par and fair value of $88,875,058 and $97,665,751, respectively)	93,015	93,015,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.40%, 11/05/14 (Purchased on 8/07/14 to be repurchased at $139,139,000, collateralized by various Corporate Debt Obligations, 0.95% to 9.95%, due 9/22/15 to 1/15/87, original par and fair value of $135,111,654 and $145,950,000, respectively)	$139,000	$139,000,000
Wells Fargo Securities, LLC, 0.48%, 12/15/14 (Purchased on 9/16/14 to be repurchased at $88,105,600, collateralized by various Corporate Debt Obligations, 0.00% to 2.26%, due 10/17/16 to 11/15/46, original par and fair value of $125,258,175 and $94,160,000, respectively)	88,000	88,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $754,344,964)		640,015,000
Total Repurchase Agreements — 25.9%		9,774,370,000
Total Investments (Cost — $37,800,219,453) — 100.1%		37,800,219,452
Liabilities in Excess of Other Assets — (0.1)%		(27,169,309)

Net Assets — 100.0%		$37,773,050,143

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Traded in a joint account.
(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	7

Schedule of Investments (concluded)	Money Market Master Portfolio

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for NQ’s financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$ 37,800,219,452	—	$ 37,800,219,452

[1]	See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash overdraft of $33,226,550 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2014.

MONEY MARKET MASTER PORTFOLIO	SEPTEMBER 30, 2014	8

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	November 24, 2014

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	November 24, 2014